Subsequent Events	3 Months Ended
Mar. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 7. Subsequent Events

On April 6, 2021, the Company converted $180,900 of promissory notes into 1,809,000 shares of common stock at a conversion price of $0.10.

On April 16, 2021, Tysadco Partners LLC purchased 1,700,000 restricted shares of the Company’s common stock for $204,000 at a value of $0.12 per share. The Company issued Tysadco Partners LLC an additional 500,000 shares of its common stock to Tysadco as consideration for providing the Company with the Equity Line referred to in Note 6.  There are no registration rights with respect to these shares.

On May 13, 2021, the Company converted a $25,000 promissory note into 250,000 shares of common stock at a conversion price of $0.10.